OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payroll and other employee related accruals	$ 4,346	$ 4,214
Vacation accrual	3,680	3,096
Royalties provision	1,620	1,170
Government authorities	1,105	979
Accrued expenses	9,373	8,517
Others	662	642
Other Payables And Accrued Expenses	$ 20,786	$ 18,618